Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	May 31, 2014	May 31, 2013
CURRENT ASSETS
Allowances for receivables	$ 164	$ 176
Allowances for spare parts, supplies and fuel	$ 212	$ 205
COMMON STOCKHOLDERS' INVESTMENT
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	800	800
Common stock, shares issued	318	318